Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2025
Financial Instruments and Risk Management [Abstract]
Financial instruments and risk management

Note 19 - Financial instruments and risk management

A.	Financial risk management

1.	General

The activities of the Company expose it to a range of financial risks: currency risks, market risks, credit risks and liquidity risks. During each period, the Company assesses the financial risks and makes decisions regarding them accordingly.

Risk management is conducted by management of the Company, which identifies, assesses and hedges the risks to the extent possible.

2.	Financial risk factors

A.	Exposure to changes in foreign currency exchange rates

The Company had certain assets and liabilities denominated in U.S. dollars whereby the financial statements are measured and presented in New Israeli Shekels. In such view, the Company had an exposure to changes in the exchange rate of the dollar, which were reflected as part of the financing expenses. As of December 31, 2025, the Company has significant balance of financial assets (mainly cash balances) and financial liabilities amounted to NIS 13,953 and NIS 4,484, respectively, that are denominated in foreign currency which is different from Israeli Shekels. However, as described in Note 13C above, financial liability related to promissory notes is expected to be settled mainly through issuance of ADS.

The Company does not use financial instruments, including derivative instruments in order to reduce exposure to these risks.

B.	Credit risks

1.	As of December 31, 2025, the balances of cash, cash equivalents, and restricted deposits were deposited in one banking institution in Israel. The Company’s management regularly assesses the financial strength of the financial institutions the Company works with. Accordingly, Company’s management believes that the credit risk in respect thereof is not significant.

2.	The management regularly examines the quality of the customers, including an analysis of each new potential customer and accordingly determines the scope of the engagement with them. As of the reported periods, the balance of customers whose carrying amount was determined by the management to be impaired, and for whom the provision for credit losses was recognized, was based mainly on specific customers who did not meet the payment terms. The main factors taken into account in determining the provision for impairment of such customers are the Company’s familiarity with the customers and the history of activity with them, the depth of arrears, the financial condition of the customers as known to the Company and the quality of the collateral granted, if any. As of December 31, 2025 there are no significant amounts past due.

3.	The following is a breakdown of the financial assets in respect of which the Company is exposed to credit risks:

	As of December 31,
	2025	2024
Cash and cash equivalents	14,144	13,298
Restricted deposits	216	216
Other current assets	135	225
Trade receivables, net	1,638	2,425
Total	16,133	16,164

C.	Exposure to changes in interest rates

As of December 31, 2025, the Company has outstanding promissory notes in an amount of 4,484 NIS which accrued an interest in a fixed rate and thus the Company has no material exposure to changes in interest rates. However, as described in Note 13C above, such liability is expected to be settled mainly through issuance of ADS.

D.	Price risks of Company’s ordinary share

As of December 31, 2025, the Company is exposed to risks arising from (i) changes in the price of the Warrant of the Company measured at fair value through profit or loss as resulted from issuance of warrants to investors through the U.S. IPO (see Note 13C1 above) or (ii) changes in the price of the ordinary shares of the Company, which affects the number of shares issued to settle the promissory notes liability or the number of shares to be issued to Yorkville upon company request to utilize the commitment amount under the SEPA agreements with Yorkville (see Note 13C3 above). The fair value of the warrant derivative liabilities expose the Company to recognize losses in case there will be changes in the price of the Company’s ordinary share. However, the settlement of these liabilities will be mainly through exercise of the Company’s ordinary shares (represented by ADS). As of December 31, 2025, the fair value of the warrant derivative liability was zero.

E.	Liquidity risks

As of December 31, 2025, the Company’s working capital amounted to NIS 11,167.

The Company’s policy is to manage its liquidity by assessing current forecasts for purposes of managing its cash for operating purposes during the normal course of business. Depending on its current needs, the Company conducts, from time to time, additional rounds of fundraising.

As of December 31, 2025, the balance of the Company’s financial liabilities which is expected to be repaid in cash during the 12-month period following the balance sheet date, amounted to NIS 3,879 (excluding the balance of promissory notes that are expected to be settled mainly in ADS). In addition, as of the same date, the Company has (i) liability in respect of grants received which will be repaid through payment of royalties of between 3% of the revenues deriving to the Company in the future from the know-how and technology developed as part of projects in respect of which such funding was received, (ii) leasing liability related to its premises, net, which will be repaid based on payments schedule as determined with the landlord and (iii) promissory notes, net received which is expected to be repaid mainly through issuance of ADS, based on payments schedule as determined with the Yorkville. In addition the Company has an obligation to pay contingent future royalties which will required to be paid from revenues that will be derived from sales of products that incorporate IP acquired from Micronet (see Note 12B). Such obligation does not represent financial liability.

B.	Fair value of financial instruments

Items, the carrying value of which approximates their fair value

The Company’s financial instruments which are part of its working capital, include cash and cash equivalents, restricted deposits, trade receivables, net other current assets, trade payables and other current liabilities. As of the reported periods, the balances of these financial instruments in the statements of financial position constitute an approximation of their fair values. In addition, the Company has a liability in respect of government grants, a liability in respect of leasing and promissory notes, net that are measured at the initial recognition date at fair value and in subsequent periods at the amortized cost using the effective interest method. Taking into consideration that there has not been a significant change in the discount rate used for recognition of the liabilities and the current discount rate, the balance constitutes an approximation of fair value.

C.	A summary of financial instruments broken down by group:

	As of December 31,
	2025	2024

Financial assets measured at depreciated cost
Cash and cash equivalents	14,144	13,298
Trade receivables, net	1,638	2,425
Other current assets	135	225
Restricted deposits	216	216
	16,133	16,164
Financial liabilities measured at depreciated cost
Leasing liability (including current maturity)	673	1,075
Trade payables	606	1,826
Other current liabilities	2,742	2,991
Liability in respect of government grants (including current maturity)	175	960
Promissory notes, net	4,484	3,601
	8,680	10,453

Financial liabilities measured at fair value
Promissory notes, net (*)	-	2,735
Derivative warrants liability (See D below)	-	-

(*)	The amounts relates to the Third Promissory Note – see note 13C(3)

D.	Disclosure regarding financial instruments periodically measured at fair value

For information regarding to warrants granted through the U.S IPO and securities purchase agreement from January 2025, see Note 13C1 above.

E.	Company capital risk management policy

The goals of the Company’s capital risk management policy are to preserve its ability to continue operating as a going concern with a goal of providing its shareholders with a yield on their investment and to maintain a beneficial equity structure with a goal of reducing the costs of equity.

The Company may take various steps with a goal of preserving or adapting its equity structure, including the issuance of new shares (and ADS) and warrants through equity fundraising for purposes of meeting its financial obligations and for purposes of continuing its development operations and commencing sales in commercial volumes and through collaborations with other entities (see note 21B).